DERIVATIVE AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Summary Of Hedges In Place

As of June 30, 2014, we had the following derivative contracts in place for the periods indicated, all of which are accounted for as mark-to-market activities:

MTM Fixed Price Swaps—NYMEX (Henry Hub)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014					1,610,000	$5.75	1,610,000	$5.75	3,220,000	$5.75
2015	1,215,420	$4.25	1,153,487	$4.25	1,096,023	$4.26	1,050,219	$4.26	4,515,149	$4.25
2016	1,010,633	$4.21	967,290	$4.21	923,541	$4.21	893,568	$4.22	3,795,032	$4.21

									11,530,181

MTM Fixed Price Basis Swaps—Enable Gas Transmission, LLC (East), ONEO K Gas Transportation (Oklahoma) or Southern Star Central Gas Pipeline (Texas, Oklahoma, and Kansas)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $
2014					1,084,270	$0.39	1,047,963	$0.39	2,132,233	$0.39

									2,132,233

MTM Fixed Price Basis Swaps—West Texas Intermediate (WTI)

	For the quarter ended (in Bbls)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014					74,482	$95.63	73,005	$95.78	147,487	$95.71
2015	69,479	$90.99	66,183	$91.02	63,025	$91.05	60,143	$91.09	258,830	$91.04
2016	57,420	$85.64	54,879	$85.64	52,474	$85.64	50,197	$85.64	214,970	$85.64

									621,287

As of December 31, 2013, we had the following derivative contracts in place for the periods indicated, all of which are accounted for as mark-to-market activities:

MTM Fixed Price Swaps—NYMEX (Henry Hub)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014	1,575,000	$5.75	1,592,500	$5.75	1,610,000	$5.75	1,610,000	$5.75	6,387,500	$5.75
2015	1,215,420	$4.25	1,153,487	$4.25	1,096,023	$4.26	1,050,219	$4.26	4,515,149	$4.26
2016	1,010,633	$4.21	967,290	$4.21	923,541	$4.21	893,568	$4.22	3,795,032	$4.21

									14,697,681

MTM Fixed Price Basis Swaps—Enable Gas Transmission, LLC (East), ONEOK Gas Transportation (Oklahoma) or Southern Star Central Gas Pipeline (Texas, Oklahoma and Kansas)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $
2014	1,178,422	$0.39	1,133,022	$0.39	1,084,270	$0.39	1,047,963	$0.39	4,443,677	$0.39

									4,443,677

MTM Fixed Price Basis Swaps—West Texas Intermediate (WTI)

	For the quarter ended (in Bbls)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014	60,928	$94.64	57,154	$94.67	53,797	$94.72	50,597	$94.80	222,476	$94.70
2015	47,747	$90.95	45,065	$91.00	42,672	$91.04	40,329	$91.10	175,813	$91.02
2016	17,957	$85.50	16,985	$85.50	16,048	$85.50	15,127	$85.50	66,117	$85.50

									464,406

Fair Value for Risk Management Assets and Liabilities

The table below outlines the classification of our derivative financial instruments on the condensed consolidated balance sheet (in thousands):

Derivative Type	Location of Asset/(Liability) on Balance Sheet	Fair Value of Asset/(Liability) on Balance Sheet
		June 30, 2014	December 31, 2013
Commodity—MTM	Risk management assets—current	$4,107	$10,043
Commodity—MTM	Risk management assets—non-current	366	1,534

	Total gross assets	4,473	11,577

Commodity—MTM	Risk management assets—current	(2,707)	(902)
Commodity—MTM	Risk management assets—non-current	(2,076)	(73)

	Total gross liabilities	(4,783)	(975)

	Total net assets and liabilities	$(310)	$10,602

The table below outlines the classification of our derivative financial instruments on the consolidated balance sheets (in thousands):

	Location of Asset/(Liability) On Balance Sheet	Fair Value of Asset/(Liability) On Balance Sheet
Derivative Type		December 31, 2013	December 31, 2012
Commodity—MTM	Risk management assets—current	$10,043	$19,005
Commodity—MTM	Risk management assets—non-current	1,534	12,025

	Total gross assets	11,577	31,030

Commodity—MTM	Risk management assets—current	(903)	(1,040)
Commodity—MTM	Risk management assets—non-current	(72)	(946)
Commodity—MTM	Risk management liabilities—current	—	(523)
Commodity—MTM	Risk management liabilities—non-current	—	(637)
Interest Rate—MTM	Risk management assets—non-current	—	(3,648)

	Total gross liabilities	(975)	(6,794)

	Total net assets and liabilities	$10,602	$24,236

Schedule Of Effect Of Derivative Instruments On Condensed Consolidated Statements Of Operations

The effect of derivative instruments on our condensed consolidated statements of operations was as follows (in thousands):

Derivative Type	Location of Gain/(Loss) in Income	Amount of Gain/(Loss) in Income
		For the Three Months Ended June 30,
		2014	2013
Commodity—Mark-to-Market	Oil and natural gas sales	$(4,730)	$5,422
Interest Rate—Mark-to-Market	Interest expense	—	(19)

	Total	$(4,730)	$5,403

Derivative Type	Location of Gain/(Loss) in Income	Amount of Gain/(Loss) in Income
		For the Six Months Ended June 30,
		2014	2013
Commodity—Mark-to-Market	Oil and natural gas sales	$(8,805)	$842
Interest Rate—Mark-to-Market	Interest expense	—	(65)

	Total	$(8,805)	$777

The effect of derivative instruments on our consolidated statements of operations was as follows (in thousands):

Derivative Type	Location of Gain/(Loss) in Income	Amount of Gain/(Loss) in Income
		For the Year Ended December 31,
		2013	2012
Commodity—MTM	Oil and natural gas sales	$(1,486)	$15,701
Interest Rate—MTM	Interest expense	(65)	(1,061)

	Total	$(1,551)	$14,640

Derivative Type	Location of Gain/(Loss) for Effective and Ineffective Portion of Derivative in Income	Amount of Gain/(Loss) Reclassified from AOCI into Income – Effective
		For the Three Months Ended December 31,
		2013	2012
Commodity—Cash Flow	Natural gas sales	$—	$1,271

	Total	$—	$1,271